Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	OneStop Assurance PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Everbright Digital Holding Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operation and other comprehensive income, changes in equity and cash flows for each of the three years in the period ended December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Group as of December 31, 2024 and 2023 and the results of its operations and cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.